Cooley Godward LLP	ATTORNEYS AT LAW 4401 Eastgate Mall San Diego, CA 92121-1909 Main 858 550-6000 Fax 858 550-6420 www.cooley.com	Broomfield, CO 720 566-4000 Palo Alto, CA 650 843-5000 Reston, VA 703 456-8000 San Francisco, CA 415 693-2000

STEVEN M. PRZESMICKI (858) 550-6070 przes@cooley.com

June 3, 2005

VIA EDGAR AND FEDERAL EXPRESS

Edward M. Kelly, Esq.

Senior Counsel

Division of Corporation Finance

U.S. Securities and Exchange Commission

450 Fifth Street, N.W., Mail Stop: 0309

Washington, D.C. 20549-0306

Re:	Mikohn Gaming Corporation,
d/b/a/ Progressive Gaming International Corporation
Registration Statement on Form S-4 Filed April 25, 2005
File No. 333-124311
Annual Report on Form 10-K for fiscal year ended December 31, 2004 and Subsequent Exchange Act Reports
File No. 0-22752

Ladies and Gentlemen:

On behalf of Mikohn Gaming Corporation, d/b/a Progressive Gaming International Corporation (the “Company” or “Progressive”), we are electronically transmitting for filing Amendment No. 1 (the “Amendment”) to the Registration Statement referenced above, marked to show changes from the Registration Statement as originally filed with the Securities and Exchange Commission (the “Commission”). In addition, three courtesy copies of the marked Amendment are being sent to you under separate cover via Federal Express.

The Amendment is being filed in response to comments on the Registration Statement received from the staff of the Securities and Exchange Commission (the “Staff”) by letter dated May 25, 2005. We are also responding on behalf of Progressive to the Staff’s comments with respect to the additional filings of Progressive referenced above. The numbering of the paragraphs below corresponds to the numbering of your comment letter, the text of which we have incorporated into this response letter for convenience. Page references in the text of this response letter correspond to the page numbers of the Amendment.

Progressive is aware of its obligations under the Securities Act of 1933, as amended, and in accordance with Rule 461(a) will request acceleration of the Registration Statement at least two business days in advance of the requested effective date.

S-4

1.	If applicable, comments on the S-4 are comments on the 10-K and subsequent Exchange Act reports and vice versa.

Progressive acknowledges the Staff’s comment.

Cooley Godward LLP

Securities and Exchange Commission

June 3, 2005

2.	We note that information is omitted throughout the S-4. To the extent practicable, complete the information before you amend the S-4.

Progressive and VirtGame Corp. (“VirtGame”) acknowledge the Staff’s comment, and, to the extent practicable, have endeavored to include information previously omitted from the S-4. Additional information will be submitted via a pre-effective amendment to the Registration Statement.

3.	Tell us why Progressive’s stockholders are not voting on the merger.

Progressive respectfully submits the following:

Under Nevada law, the stockholders of a domestic corporation that is a constituent entity in a merger must approve that transaction. Progressive is not a constituent entity in the transaction with VirtGame because it is not a “merging or surviving entity”. Under applicable NASDAQ rules, stockholder vote is required only if the securities issued in the merger are more than 20% of the outstanding securities of the issuer immediately prior to the effective date. The maximum number of Progressive shares to be issued is 2 million, while Progressive has approximately 24 million shares outstanding. Accordingly, Progressive will issue less than 10% of its outstanding shares and no stockholder approval is required under applicable NASDAQ rules.

Letter to Stockholders of VirtGame Corp.

4.	Revise the first paragraph to describe the transaction in clear, plain English. Where you discuss the existence of merger subs for the mechanics of the transaction, also simply state that Progressive will acquire VirtGame through a merger. Comply with this comment here and the Q&A section.

As requested, this paragraph has been revised. Similar revisions also have been made to the Q&A section and Summary section.

5.	Present the information about the transaction in bullet format so that it is easier for VirtGame’s stockholders to read.

The transaction information has been set forth in bullet format.

6.	Quantify here and, where appropriate, in the S-4 the estimated aggregate value of the stock swap. We understand that the aggregate value of the Progressive common stock that VirtGame stockholders will receive in the transaction will vary as the market price of Progressive’s common stock changes.

The requested disclosure has been added to the Letter to Stockholders.

Notice of Special Meeting of Stockholders

7.	Describe briefly in the second bullet point what section 7(c)(viii) of the series B preferred stock’s certificate of designations encompasses.

The requested disclosure has been added to the Notice.

Questions and Answers about the Transaction, page 1

8.

You repeat information in the Q&A section and the summary section. The Q&A should not repeat any information that appears in the summary, and the summary should not repeat information in the Q&A. For purposes of eliminating redundancies and grouping together like information, view the Q&A and the summary as one section. When revising the disclosure, we strongly suggest that you discuss only procedural

Cooley Godward LLP

Securities and Exchange Commission

June 3, 2005

questions, that is, voting procedures, appraisal procedures, etc., with short, clear answers in the Q&A, and place the material, substantive disclosure in the summary.

As requested, the Q&A section and the Summary section have been revised.

9.	State what the exchange ratio calculation will be based upon. We note that if the exchange ratios were calculated as of the date of the prospectus, each outstanding share of VirtGame common stock would be converted into .0297 shares of Progressive common stock. Will the calculation be based upon the number of outstanding shares? We note statements that the estimated exchange ratios are based upon the 61.8 million shares of VirtGame common stock outstanding. If the exchange ratio is based upon the number of outstanding VirtGame shares, disclose this and the formula that you will use to determine the exchange ratio based upon the number of outstanding shares. It is unclear from the exchange ratio calculation example in annex 1 how you will determine the amount of consideration.

The requested disclosure has been added at pages 5 to 7.

Questions and Answers About the Transaction, pages 1-6

10.	Include a table disclosing the number of shares that Progressive may issue to stockholders in the merger on a per share basis based upon:

•	A reasonable range of outstanding shares of common stock.

•	Potential adjustments for working capital deficiencies, projected new contract revenue, and the credit facility provided to VirtGame by Progressive.

Include columns for the number of shares that holders of common stock, preferred stock, and options and warrants would receive.

The requested disclosure has been added at page 7.

11.	Explain in clear and concise terms the collar on the number of shares and the collar’s economic purpose and its effect from the perspective of Progressive and from the perspective of VirtGame’s holders. Explain what you do assure or do not assure to Progressive and VirtGame’s holders relating to the number of shares to be issued in the transaction using the agreed upon exchange ratios. For example, to what extent does this arrangement increase or decrease the opportunities of VirtGame’s holders to gain or lose from expected changes to VirtGame’s working capital level, projected new contract revenue, and the amounts outstanding under the Progressive credit facility between the date of the proxy statement/prospectus and the transaction’s closing? We note the disclosure on page 38 that the exchange ratio was “at or about the same price” as the current market price of VirtGame’s common stock.

The requested disclosure has been added at pages 5 to 8.

12.	Refer to annex 1, and explain here in economic terms the purpose and effect of each item used to calculate the closing adjustment to purchase shares.

Additional disclosure and an example similar to the one set forth in Annex 1 to the Merger Agreement has been added at pages 5 to 6.

13.

You indicate in the fourth and fifth Q&A on pages 1 and 2 that the estimated exchange ratio is based in part on VirtGame’s current working capital level and the aggregate amount currently outstanding under the

Cooley Godward LLP

Securities and Exchange Commission

June 3, 2005

Progressive credit facility. Quantify VirtGame’s current working capital level and the aggregate amount currently outstanding under the Progressive credit facility used to calculate the estimated exchange ratios. It is unclear how the exchange ratio is related to the reduction in the maximum number of transaction shares that you discuss on page 48. Please clarify.

The requested disclosure has been added at pages 5 to 6.

14.	You indicate in the fifth Q&A on page 2 that if the difference between the total number of shares actually issued and the maximum transaction shares is greater than 5,000, Progressive will issue the balance shares to the former holders of VirtGame’s common stock and preferred stock and the holders of assumed VirtGame options and warrants who exercised those options or warrants after the transaction’s closing. How will Progressive identify the former holders of VirtGame common stock and preferred stock? For example, will they be the record holders entitled to vote on the transaction at the special meeting, will they be the holders who surrender their VirtGame certificates for Progressive certificates after the transaction’s closing, or will another method be used to identify who will receive the balance shares?

Progressive respectfully submits the following:

For purposes of identifying those individuals and entities entitled to receive a portion of the balance shares, if any, that are issued pursuant to the Merger Agreement, Progressive will refer to the stock books and option and warrant records of VirtGame, as they exist immediately prior to the closing of the transaction. Record holders of VirtGame common stock and preferred stock immediately prior to the closing, and holders of VirtGame options and warrants outstanding immediately prior to the closing, will be entitled to receive a portion of the balance shares, if any, that are issued pursuant to the Merger Agreement.

15.	Provide a quantified example of how the issuance of balance shares will work in the issuance of the maximum transaction shares.

The requested disclosure has been added at page 8.

16.	We note the eighth Q&A on page 3. Reconcile these statements with the statement throughout the proxy statement/prospectus that Progressive will issue shares of its common stock for all of the outstanding warrants and options of VirtGame.

Various statements throughout the proxy statement/prospectus have been revised to clarify that Progressive will be assuming those VirtGame options and warrants that are outstanding immediately prior to the closing of the transaction.

Summary of the Proxy Statement/Prospectus, page 6

17.	Disclosure on pages 8-9 and elsewhere indicates that the merger’s closing is conditioned upon receipt of written opinions on tax matters from VirtGame’s counsel and Progressive’s counsel. Since each party may waive the condition, you must:

•	File executed opinions before effectiveness even though the merger agreement is conditioned upon the receipt of one or more favorable tax opinions at closing.

•	Undertake to recirculate and resolicit if the condition is waived and the change in tax consequences is material.

Each of Cooley Godward, LLP and Preston, Gates and Ellis, LLP have filed a form of tax opinion as Exhibits 8.1 and 8.2, respectively. Each of the tax opinions will be filed in final form prior to the

Cooley Godward LLP

Securities and Exchange Commission

June 3, 2005

effectiveness of the Registration Statement. Progressive and VirtGame undertake to recirculate the proxy statement/prospectus and resolicit VirtGame stockholder approval if this condition is waived and the change in tax consequences is material.

18.	Provide more prominent disclosure of Progressive’s $2.5 million loan to VirtGame, including its terms.

Disclosure regarding the credit facility has been moved to page 8.

Termination of the Merger Agreement, page 10; Termination Fees and Expenses, page 10; and No Solicitation, page 11

19.	Scale back the information in these subsections, and avoid copying text directly from legal documents so that the information is easy to read.

The requested revisions have been made at pages 11 to 12.

Interests of Directors, Officers and Affiliates of VirtGame and Progressive, page 12

20.	Disclosure in the fifth risk factor on page 23 indicates that some VirtGame directors and officers have rights to acceleration of stock options. Quantify the rights’ monetary value of those directors and officers here.

The requested disclosure has been added at page 13.

21.	Confirm that there are no post-merger consulting agreements or arrangements for any of VirtGame’s directors and officers. Alternatively, if there are post-merger consulting agreements or arrangements for any of VirtGame’s directors and officers, disclose the material provisions of those agreements or arrangements.

Progressive hereby confirms that there are no post-merger agreements or arrangements with any of VirtGame’s directors or officers.

Risk Factors, page 22

22.	Some risk factors include language like “it can not assure,” “there can be no guarantee,” and “There can be no assurance.” For example, refer to the eleventh and twelfth risk factors. Since the risk is the situation described and not VirtGame’s inability to assure or guarantee, revise.

The requested revisions have been made at pages 24 and 25.

23.	We note the disclosure about the exchange ratio in the last bullet statement on page 37. Consider adding a risk factor to discuss this fact.

Progressive and VirtGame have considered the referenced disclosure, and respectfully submit the following:

Information regarding the aggregate value of the consideration to be received by the VirtGame stockholders has been added at several locations in the proxy statement/prospectus. Progressive and VirtGame believe that the comparison of that value to the historical value of VirtGame’s common stock is a fact rather than a risk factor, the relevance of which may be less significant in view of the recent appreciation of Progressive’s stock price. Progressive and VirtGame also believe that the existing risk factors adequately describe the risks that may result from future fluctuations in Progressive’s stock price. Accordingly, Progressive and VirtGame believe that an additional risk factor is not warranted.

Cooley Godward LLP

Securities and Exchange Commission

June 3, 2005

Cautionary Statement Regarding Forward-Looking Statements, page 29

24.	Since VirtGame is a penny stock issuer, VirtGame in ineligible to rely on the safe harbor. See section 27A(b)(1)(c) of the Securities Act, and revise.

The requested revision has been made at page 29.

Background of the Transaction, page 34

25.	In this subsection’s second paragraph, disclose why Mr. Mark Newburg chose Progressive as a potential business combination candidate.

Additional disclosure has been added at page 34 to clarify that Mr. Newburg did not choose Progressive as a potential business combination candidate in October 2004.

26.	In this subsection’s fourth paragraph, explain why the offer made by the potential acquirer “was not financially suitable.”

The requested disclosure has been added at page 35.

27.	In this subsection’s sixth paragraph, disclose what other “options for maximizing shareholder value” VirtGame considered and why they were not pursued.

The requested disclosure has been added at page 35.

28.	In the second full paragraph on page 35, explain Ms. Victoria Abajian’s relationship to VirtGame.

The requested disclosure has been added at page 35.

29.	In the third full paragraph on page 35, disclose briefly what aspects of valuation you discussed.

The requested disclosure has been added at page 35.

30.	In the sixth full paragraph on page 35, discuss what “issues” about the merger you discussed at the January 5, 2005 meeting.

The requested disclosure has been added at page 35.

31.	In the eighth full paragraph on page 35, disclose what detailed information about the merger the Progressive board reviewed at its January 17, 2005 meeting.

The requested disclosure has been added at page 36.

32.	In the third paragraph on page 36, discuss how the capitalization of VirtGame affected the exchange ratio in the course of the merger negotiations.

The requested disclosure has been added at page 36.

33.	Refer to the fifth paragraph on page 36. Summarize in appropriate detail the financial analysis of VirtGame received by Progressive’s board of directors before its February 14, 2005 meeting. Further, indicate who prepared the financial analysis.

The requested disclosure has been added at page 37.

Cooley Godward LLP

Securities and Exchange Commission

June 3, 2005

34.	Refer to the seventh paragraph on page 36. Summarize in appropriate detail the February 16, 2005 oral presentation of Trenwith Valuation, LLC or Trenwith to Progressive’s board of directors.

The requested disclosure regarding Trenwith’s presentation to VirtGame’s board of directors has been added at page 37.

35.	Provide us copies of any documentation such as outlines, summaries, or reports prepared and furnished by Trenwith to Progressive’s board of directors. Further, provide us copies of the financial forecasts prepared by VirtGame that were provided to Trenwith.

VirtGame respectfully advises the Staff that Trenwith did not provide any written materials to VirtGame’s board of directors. Copies of financial information provided by VirtGame to Trenwith will be provided to the Staff under separate cover.

VirtGame Board of Directors’ Reasons for the Transaction, page 37

36.	On page 38, disclose what aspects of these items you considered:

•	“Financial market conditions, historical market prices, volatility and trading information with respect to each company’s common stock.”

•	“The terms of the $2.5 million credit facility provided by Progressive.”

•	“The exchange ratio at which VirtGame shares will be exchanged for Progressive shares in the merger.”

The requested disclosure has been added at page 39.

37.	Disclose here or elsewhere details and quantify to the extent practicable the strategic rationale and the economic and operational benefits of the merger. For stockholders to make an informed decision about the merger, you should explain what the combined company will look like going forward and anticipated synergies. For example, add discussion on how each company complements or overlaps each other, whether you are focused on the same markets, and, if so, what plans you have to integrate operations or eliminate duplicative functions.

Additional disclosure has been added at page 38.

Opinion of VirtGame’s Financial Advisor, page 39

38.	Refer to this subsection’s second paragraph. Disclose also whether Trenwith has provided services to VirtGame or any affiliates during the preceding two years. If so, disclose those services and the compensation Trenwith received for them. See Item 4(b) of Form S-4 and Item 9(b)(4) of Schedule 13E-3.

The requested disclosure has been added at page 40.

39.	Revise this subsection’s fourth paragraph to clarify that the summary includes all material information about the Trenwith opinion and the methodologies that Trenwith employed in arriving at its opinion.

The requested disclosure has been added at page 40.

40.	Clarify what you mean by the “qualified in its entirety” language in the last paragraph on page 39 because a prospectus must contain all material information about the contents of any document filed as an exhibit to the S-4 or incorporated by reference into the S-4 and to which the prospectus refers.

The referenced language has been deleted.

Cooley Godward LLP

Securities and Exchange Commission

June 3, 2005

41.	Refer to the fourth, fifth, and sixth bullet points on page 40. Summarize in sufficient detail each of the analyses performed by Trenwith. Disclose how each analysis related to Trenwith’s opinion that the consideration is fair to VirtGame’s stockholders so that you disclose the bases for and methods of arriving at your findings. See Item 1015(b)(6) of Regulation M-A. Where appropriate, consider tabular presentation of data to assist the reader.

The requested disclosure has been added at pages 41 and 42.

Material United States Federal Income Tax Consequences, page 40

42.	We understand that you intend to file by amendment the tax opinions. If VirtGame’s counsel and Progressive’s counsel elect to use a short form tax opinion, the exhibit 8 short form opinion and the prospectus both must state clearly that the discussion in this subsection is their opinions. It is unacceptable for the short form opinion or the prospectus to state that the discussion in the prospectus is a fair and accurate summary or a fair and accurate discussion of the tax consequences. If applicable, revise this subsection’s first sentence.

Each of Cooley Godward, LLP and Preston, Gates and Ellis, LLP have filed a form of tax opinion as Exhibits 8.1 and 8.2, respectively. The exhibit 8 opinions state counsels’ opinions that the transaction will be a reorganization and that the tax discussion in the prospectus is correct in all material respects. The first sentence of the main tax discussion states that it is counsels’ opinion that the tax consequences of the transaction are summarized in that section. The language at page 44 has been revised to state that it is counsels’ opinion that the transaction will be a reorganization. Each of the tax opinions will be filed in final form prior to the effectiveness of the Registration Statement.

Exchange of VirtGame Common Stock or Preferred Stock for Progressive Common Stock, page 42

43.	Refer to the phrase “Assuming that the integrated mergers qualify as reorganization.” Since it is inappropriate to assume any legal conclusion underlying the tax opinions, revise the disclosure.

The referenced phrase has been deleted.

Appraisal Rights, page 75

44.	Clarify in this section’s second paragraph that the discussion includes all material information about the law pertaining to appraisal rights under Delaware’s General Corporation Law.

The requested clarification has been added at page 77.

Unaudited Pro Forma Condensed Consolidated Financial Statements, page 79

45.	Since you will have to revise the S-4 to update both Progressive’s and VirtGame’s financial statements to reflect the first quarter 2005, update your unaudited pro forma condensed consolidated financial statements. The pro forma balance sheet should be based on the latest balance sheets included in the S-4, and the pro forma statement of operations should be based on the latest fiscal year and interim period included in the filing. You should present a pro forma balance sheet as of March 31, 2005 and a pro forma statement of operations for both the three months ended March 31, 2005 and the year ended December 31, 2004.

The unaudited pro forma condensed consolidated financial statements contained in the Amendment have been revised as requested.

Cooley Godward LLP

Securities and Exchange Commission

June 3, 2005

Unaudited Pro Forma Condensed Consolidated Statement of Operations, page 81

46.	For adjustments (a) and (b), explain to us whether “the elimination of costs associated with employment contracts and other contracts that will be terminated” and the adjustment to “eliminate stock-based compensation” as a result of the acquisition of VirtGame are part of the contractual terms of the acquisition agreement or are actions management plans to take after the purchase of VirtGame. If the elimination of these costs is not part of the contractual terms of the acquisition agreement but rather an expectation of management, we do not believe that adjustments (a) and (b) would be factually supportable. Thus, they are inappropriate pro forma adjustments.

Progressive respectfully submits the following:

The adjustments in notes (a) and (b) represent employee salaries and benefits, stock compensation, rent, utilities, professional fees and other operating expenses that will be eliminated in connection with the purchase transaction. We believe these adjustments are factually supportable and are necessary to fairly present the pro forma financial results of the acquisition.

With respect to the employee costs, in connection with its integration planning efforts with VirtGame, Progressive has notified all VirtGame employees who will not be retained subsequent to the closing of their proposed termination. Certain of these employees have ceased employment with VirtGame as of the date of this letter. The expected severance resulting from the termination of these employees has been disclosed in Note 2(f) of the notes to the Unaudited Pro Forma Condensed Consolidated Financial Statements. The rent, utilities, professional fees and other operating expenses that have been eliminated represent contractually-based costs that will not be incurred subsequent to the closing of the acquisition. VirtGame has terminated or is in the process of terminating all contracts associated with these operating costs and does not expect to incur any material non-recurring charges from the termination of the contracts.

47.	Revise your pro forma statement of operations to include the tax effect of your adjustments, with a note reference on how the taxes have been calculated, that is, federal and state statutory rates.

Progressive respectfully submits the following:

Progressive has approximately $87 million of previously reserved net operating loss carryforwards, and believes that any income taxes resulting from the adjustments would be fully offset by these net operating loss carryforwards. Note 2(g) has been revised accordingly.

48.	Revise your pro forma statement of operations to include Progressive’s earnings per share and weighted average shares in the “historical” column. Also include the new shares to be issued to VirtGame in the “adjustment” column, with a note reference to indicate how the basic and diluted weighted average shares were calculated.

The unaudited pro forma condensed consolidated financial statements contained in the Amendment have been revised as requested.

Notes to Unaudited Pro Forma Condensed Consolidated Financial Statements, page 82

49.	Revise note 1(a) to identify any significant components of the intangible assets likely to be recognized that have been included in the total amounting $9.5 million, that is, licenses, patents, and trademarks. Also, since the purchase allocation is preliminary, document whether there are any uncertainties about the effects of amortization periods assigned to the intangible assets to be acquired, and, if necessary, revise adjustment (d) to the unaudited pro forma condensed consolidated statement of operations to the extent applicable.

Note 1(a) in the notes to the Unaudited Pro Forma Condensed Consolidated Financial Statements has been revised as requested. Note 2(d) has also been revised to address the uncertainty of amortization periods.

Cooley Godward LLP

Securities and Exchange Commission

June 3, 2005

50.	Assuming that you determined the fair value of the acquisition using the maximum amount of 2 million shares to be issued, provide us your calculation of the average price per share used for adjustment (g) to the unaudited pro forma condensed consolidated statement of operations.

Progressive has included the calculation of the average price per share used for adjustment in Note 1(g).

51.	Revise your notes to the pro forma statement of operations to disclose any material nonrecurring charges or credits and related tax effects that result directly from the transaction and that will be included in your statement of operations within 12 months after the transaction, if applicable.

Estimated severance costs that will be incurred in connection with the closing of the acquisition have been disclosed in Note 2(f) of the notes to the Unaudited Pro Forma Condensed Consolidated Financial Statements.

Results of Operations, page 94

52.	Quantify each factor that you disclose contributed to changes in financial results.

The requested disclosure has been added at pages 98 to 100.

Exhibits

53.	We note that you intend to file by amendment the legality and tax opinions as exhibits to the S-4. Allow us sufficient time to review the opinions before requesting acceleration of the S-4’s effectiveness. Further, file as exhibits to the S-4 the consents of counsel who will provide the legality and tax opinions.

The legality opinion and forms of the tax opinions and related consents have been filed with the Amendment. The tax opinions will be filed in final form prior to the effectiveness of the Registration Statement.

Exhibits 99.2

54.	While we do not object if any person whose profession gives authority to a statement made by him who is named as having prepared or certified any part of the registration statement does not admit expressly in the consent that he is an expert within the meaning of section 7 of the Securities Act, the phrase “nor do we hereby admit that we are experts with respect to any part of the Registration Statement within the meaning of the term “experts” as used in the Securities Act or the rules and regulations of the SEC thereunder” is overly broad. Please revise.

Appropriate revisions have been made to Exhibit 99.2.

Undertakings, page II-3

55.	Provide the undertakings specified by Item 512(a) of Regulation S-K. See section II.F. of Release No. 33-6578.

The requested undertakings have been provided.

10-K

Competition, page 9

56.	We note that Progressive “actively seek” patent protection for its intellectual property. In future filings, state the duration of all material patents. See Item 101(c)(1)(iv) of Regulation S-K.

Progressive acknowledges the Staff’s comment, and will make appropriate changes in future filings.

Cooley Godward LLP

Securities and Exchange Commission

June 3, 2005

Risk Factors, page 17

57.	Refer to the twenty-third risk factor on page 24. If a credit facility or other financial instrument requires Progressive to satisfy specified financial ratios and tests, state what the limits of all material financial ratios and tests are in future filings. Also indicate whether Progressive is in compliance with them in future filings.

Progressive acknowledges the Staff’s comment, and will make appropriate changes in future filings.

Evaluation of Controls and Procedures, page 75

58.	We note the disclosure that Progressive performed an evaluation under the supervision and with the participation of its management, including its chief executive officer and chief financial officers, of the effectiveness of the design and operations of its disclosure controls and procedures. Revise in future filings to clarify, if true, that Progressive’s officers concluded that its disclosure controls and procedures are also effective to ensure that information required to be disclosed in the reports that Progressive files or submits under the Exchange Act is accumulated and communicated to Progressive’s management, including its chief executive officer and chief financial officer, to allow timely decisions about required disclosure. See Exchange Act Rule 13a-15(e).

Progressive acknowledges the Staff’s comment, and will make appropriate changes in future filings.

Certain Relationships and Related Transactions, page 78

59.	Confirm that you have no disclosures to make as required by Item 404 of Regulation S-K.

Progressive hereby confirms that it has no disclosures to make as required by Item 404 of Regulation S-K.

Definitive 14A filed May 2, 2005

Summary of Compensation, page 25

60.	Each perquisite or other personal benefit exceeding 25% of the total perquisites and other personal benefits reported for a named executive officer must be identified by type and amount in a footnote or accompanying narrative discussion to column (e) of the summary compensation table. See Item 402(b)(2)(iii)(C) of Regulation S-K and the item’s instructions, and revise in future filings.

Progressive acknowledges the Staff’s comment, and will make appropriate changes in future filings.

61.	Any compensation reported in column (i) of the summary compensation table for the last completed fiscal year must be identified and quantified in a footnote. See Item 402(b)(2)(v) of Regulation S-K and the item’s instructions, and revise in future filings.

Progressive acknowledges the Staff’s comment, and will make appropriate changes in future filings.

Employment, Severance and Change of Control Agreements, page 27

62.	Revise in future filings to state the duration or term of each employment agreement.

Progressive acknowledges the Staff’s comment, and will make appropriate changes in future filings.

*****

Cooley Godward LLP

Securities and Exchange Commission

June 3, 2005

Progressive and VirtGame respectfully request the Staff’s assistance in completing the review of the Registration Statement as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding the Amendment or this response letter to the undersigned at (858) 550-6070.

Sincerely,

/s/    STEVEN M. PRZESMICKI

Steven M. Przesmicki, Esq.

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